State Street Loomis Sayles Opportunistic Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
State Street Loomis Sayles Opportunistic Bond ETF | State Street Loomis Sayles Opportunistic Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	7.92%	4.81%	9.60%	(11.23%)